RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties:
Amounts due from related parties	$ 28,723		¥ 164,894		¥ 197,488
Amounts due to related parties:
Amounts due to related parties	1,807		12,902		12,429
Cainiao
Amounts due from related parties:
Amounts due from related parties	28,723		164,894		197,488
Amounts due to related parties:
Amounts due to related parties	1,807		12,011		¥ 12,429
Cainiao | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	94,880	¥ 652,352	489,999	¥ 271,422
Cainiao | Rental of warehouse as a lessee
RELATED PARTY TRANSACTIONS
Amount of related party transactions	1,320	9,076	8,731
Cainiao | Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions	2,390	16,433	19,892
Cainiao | Commission fee paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	507	3,489
Ali Cloud | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	$ 692	¥ 4,756
Taobao Software
Amounts due to related parties:
Amounts due to related parties			¥ 891